Stock Based Compensation and Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of stock options at the grant date

	Years ended December 31,
	2022	2021

Expected average life (years)	7.0	7.0
Expected volatility	75.33%	73.56%
Risk-free interest rate	1.65%	0.06%
Expected dividend yield	-%	-%

Schedule of stock options and restricted stock units Activity

	Options			RSUs
	Shares	Weighted average exercise price	Weighted average contractual term (in years)	Shares	Weighted average grant date fair value
Outstanding, December 31, 2022	45,575,047	$7.00	7	90,000	$7.00
Granted	5,000		7
Exercised	(77,973)	7.00
Forfeited	(25,036)	7.00
Shares issued	-
Expired	-	-
Outstanding, March 31, 2023	45,477,038	$7.00	7	90,000	7.00
Exercisable, March 31, 2023	35,150,269	$7.00	7	-	-

	Options			RSUs
	Shares	Weighted average exercise price	Weighted average contractual term (in years)	Shares	Weighted average grant date fair value
Outstanding, December 31, 2021	45,486,067	$7.00	7	1,344,657	$-
Granted	946,800		7	110,000	7.00
Exercised	(37,100)	-		-	-
Forfeited	(899,063)	7.00		(7,456)	-
Shares issued	-			(1,278,858)
Unissued shares converted to options	78,343			(78,343)
Expired	-	-		-	-
Outstanding, December 31, 2022	45,575,047	$7.00	7	90,000	7.00
Exercisable, December 31, 2022	33,425,287	$7.00	7	-	-

Schedule of common stock by class

	March 31, 2023	December 31, 2022

Class A	32,856,398	9,763,838
Class C	-	-
Class D	32,475,370	31,125,370
Total Shares Outstanding	65,331,768	40,889,208

	December 31,
	2022	2021

Class A	9,763,838	6,854,576
Class C	-	5,000
Class D	31,125,370	25,725,370
Total Shares Outstanding	40,889,208	32,584,946